Interest Income (Tables)	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Schedule of Interest Income
	For the years ended,
	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Interest on related party loan	6,841	6,821	7,357
Other interest revenue	560,349	217,568	3,622
Consulting and management fee with affiliated companies	567,190	224,389	10,979